Annual Total Returns - Freedom 2010 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2010 Portfolio - VIP Freedom 2010 Portfolio-Initial VIP	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(0.19%)
Annual Return 2012	11.78%
Annual Return 2013	13.49%
Annual Return 2014	4.53%
Annual Return 2015	(0.29%)
Annual Return 2016	5.45%
Annual Return 2017	13.08%
Annual Return 2018	(4.00%)
Annual Return 2019	16.09%
Annual Return 2020	12.49%